COLLABORATION INTEREST-BEARING ADVANCED FUNDING - Summary of Interest-Bearing Loans and Borrowings (Details) - 11.0% Interest Bearing Loans $ in Thousands	Mar. 31, 2024 USD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Effective interest rate (%)	8.27%
Loans from a collaborator	$ 286,396